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Invesco KBW High Dividend Yield Financial ETF
Summary Information
Investment Objective
The Invesco KBW High Dividend Yield Financial ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Financial Sector Dividend YieldTM Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco KBW High Dividend Yield Financial ETF Invesco KBW High Dividend Yield Financial ETF
Management Fees	0.35%
Other Expenses	none
Acquired Fund Fees and Expenses	1.67%	[1]
Total Annual Fund Operating Expenses	2.02%
[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco KBW High Dividend Yield Financial ETF | Invesco KBW High Dividend Yield Financial ETF | USD ($)	205	634	1,088	2,348

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Keefe, Bruyette & Woods, Inc. and Nasdaq, Inc. (“KBW Nasdaq” or the “Index Provider”) compile, maintain and calculate the Underlying Index, which is a modified-dividend yield-weighted index of companies principally engaged in the business of providing financial services and products, as determined by the Index Provider. The Underlying Index is designed to track the performance of financial companies, which may include business development companies and real estate investment trusts (“REITs”), with competitive dividend yields that are publicly-traded in the U.S.
As of October 31, 2023, the Underlying Index was comprised of 39 securities with market capitalizations ranging from $276 million to $7.7 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	11.59%
Best Quarter	June 30, 2020	29.97%
Worst Quarter	March 31, 2020	-49.04%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco KBW High Dividend Yield Financial ETF	1 Year	5 Years	10 Years	Inception Date
Invesco KBW High Dividend Yield Financial ETF	(18.99%)	(0.08%)	4.44%	Dec. 02, 2010
After Taxes on Distributions | Invesco KBW High Dividend Yield Financial ETF	(21.94%)	(3.34%)	1.67%
After Taxes on Distributions and Sale of Fund Shares | Invesco KBW High Dividend Yield Financial ETF	(10.82%)	(1.12%)	2.76%
KBW Nasdaq Financial Sector Dividend Yield™ Index (reflects no deduction for fees, expenses or taxes)	(18.63%)	(0.14%)	4.59%
S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)	(10.53%)	6.42%	12.16%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.